Cash and Banks	12 Months Ended
Dec. 31, 2018
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Cash and Banks
22.	CASH AND BANKS

	12.31.2018	12.31.2017
In Pesos	232,338,020	103,015,342
In US Dollars	36,881,387	22,189,356
In Reales	89,320	89,495
In Guarani	536,456,045	151,964,872
In Euros	943,661	1,458,453

Total	806,708,433	278,717,518